Long-Term Debt - Summary Of Partnerships Outstanding Debt Repayable- Additional Information (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Long-Term Debt
Balloon Repayment.	$ 163,100,000
Minimum | Partnership's Loan Agreements
Long-Term Debt
Spread on variable rate	2.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Maximum | Partnership's Loan Agreements
Long-Term Debt
Spread on variable rate	2.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember